Investments (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Investments Abstract
Investments

The Company holds interests in certain Special Purpose Entities (“SPE”). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management matters, however, it cannot use such power of veto in a way to affect the returns over the investments of these SPEs, which implies a mutually shared control (joint venture – IFRS 11). When assessing whether SABESP’s voting rights in an investee are sufficient to grant it power, the Company considers all relevant facts and circumstances, including: (i) the size of the Company’s voting rights relative to the size of the holdings of other voting-right holders; (ii) potential voting rights held by the Company, by other voting-right holders, or by other parties; (iii) rights arising from other contractual agreements; and (iv) any additional facts and circumstances that indicate whether the Company does or does not have the ability to direct the investee’s relevant activities.